OTHER RECEIVABLES AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2023
OTHER RECEIVABLES AND PREPAID EXPENSES
OTHER RECEIVABLES AND PREPAID EXPENSES

NOTE 7: — OTHER RECEIVABLES AND PREPAID EXPENSES

	December 31,
	2023	2022
Prepaid expenses	$501	$449
Government authorities	321	536
Short-term investments	—	200
Accrued interest	1,616	—
Other	160	30
	$2,598	$1,215